SCHEDULE OF WARRANT DERIVATIVE LIABILITY (Details) - Warrants [member] - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning of the period		$ 4,865,772
Change in fair value of warrants outstanding	211,110	(4,865,772)
Warrants issued	3,985,015
Ending of the period	4,196,125
Warrants	4,196,125
Contingent consideration		57,314
Derivative liability	$ 4,196,125	$ 57,314